Lease (Details) - Schedule of value of finance leases liabilities	Jun. 30, 2022 USD ($)
Schedule Of Value Of Finance Leases Liabilities Abstract
2022	$ 22,435
Total future undiscounted cash flow	22,435
Less: Discount on finance lease liabilities	(329)
Present value of finance lease liabilities	$ 22,106